Note 7 Impaired secured loans risks (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	€ 507,842	€ 455,016	€ 413,585
Impaired loans and advances at amortized cost	14,346	14,213	14,446
Central banks [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	10,881	8,261	7,176
Impaired loans and advances at amortized cost	0	0	0
Accumulated impairment	(12)	(6)	(25)
Government [member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	25,924	22,133	23,294
Impaired loans and advances at amortized cost	18	26	25
Accumulated impairment	(18)	(23)	(29)
credit institutions [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	24,263	22,668	17,498
Impaired loans and advances at amortized cost	0	2	2
Accumulated impairment	(20)	(13)	(21)
Other financial institutions [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	23,547	17,524	13,271
Impaired loans and advances at amortized cost	11	12	12
Accumulated impairment	(25)	(26)	(20)
Non financial corporations [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	221,504	197,521	175,337
Impaired loans and advances at amortized cost	5,118	5,014	5,520
Accumulated impairment	(4,113)	(4,134)	(4,274)
Households [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	201,723	186,910	177,009
Impaired loans and advances at amortized cost	9,199	9,158	8,886
Accumulated impairment	€ (8,140)	€ (7,427)	€ (6,946)